Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2019
Information about Changes in Fair Value of Level 3 Assets Pertaining to Instruments Carried at Fair Value

The following table summarizes, certain additional information about changes in the fair value of Level 3 assets pertaining to instruments carried at fair value for the years ended March 31, 2018 and March 31, 2019:

Particulars	As of March 31, 2018
	(in millions)

Beginning balance at April 1, 2017	Rs.	21,899.1
Total gains or losses (realized/unrealized)
-Included in net income		0.0
-Included in other comprehensive income		(76.9)
Purchases/additions		13,110.3
Sales		0.0
Issuances		0.0
Settlements		(16,397.9)
Transfers in Level 3		0.0
Transfers out of Level 3		0.0
Foreign currency translation adjustment		0.0

Ending balance at March 31, 2018	Rs.	18,534.6

Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	Rs	0.0

Particulars	As of March 31, 2019
	(In millions)

Beginning balance at April 1, 2018	Rs.	18,534.6
Total gains or losses (realized/unrealized)
-Included in net income		0.0
-Included in other comprehensive income		355.9
Purchases/additions		42,885.7
Sales		0.0
Issuances		0.0
Settlements		(22,963.3)
Transfers in Level 3		0.0
Transfers out of Level 3		0.0
Foreign currency translation adjustment		0.0

Ending balance at March 31, 2019	Rs.	38,812.9

Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	Rs	0.0

Investments
Fair Value Measured on Recurring Basis

The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2018, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Trading account securities	Rs.	167,513.9	Rs.	3,652.4	Rs.	163,861.5	Rs.	0.0
Securities Available-for-Sale		2,221,443.3		4,009.7		2,198,899.0		18,534.6
Equity securities*#		559.3		559.3		0.0		0.0

Total	Rs.	2,389,516.5	Rs.	8,221.4	Rs.	2,362,760.5	Rs.	18,534.6

The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2019, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Trading account securities	Rs.	265,516.1	Rs.	1,999.6	Rs.	263,516.5	Rs.	0.0
Securities Available-for-Sale		2,633,348.4		34,807.2		2,559,728.3		38,812.9
Equity securities*#		11,024.0		2,390.1		8,633.9		0.0

Total	Rs.	2,909,888.5	Rs.	39,196.9	Rs.	2,831,878.7	Rs.	38,812.9

Total	US$	42,074.7	US$	566.7	US$	40,946.8	US$	561.2

*	Effective April 1, 2018, the Bank adopted ASU 2016-01 (See note 2(w)(ii) to the Consolidated Financial Statements for additional details).
#	Equity securities classified within other assets.

Derivative
Fair Value Measured on Recurring Basis

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2018, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	50,836.3	Rs.	0.0	Rs.	50,836.3	Rs.	0.0
Derivative liabilities	Rs.	56,124.7	Rs.	0.0	Rs.	56,124.7	Rs.	0.0

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2019, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	132,524.1	Rs.	0.0	Rs.	132,524.1	Rs.	0.0
Derivative liabilities	Rs.	128,449.0	Rs.	0.0	Rs.	128,449.0	Rs.	0.0